UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia California Intermediate Municipal Bond Fund
Class A / NACMX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 37	0.73% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for t he re porting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to ch ang
e.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, no
t statem
ents of fact, and are s
ubject
to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund
Advisor Class / CCMRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 24	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund
Institutional Class / NCMAX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 24	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund
Institutional 2 Class / CNBRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.47% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund
Institutional 3 Class / CCBYX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
Wh
at were
the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.42% (a)
(a)	Annualized.
K
ey Fu
nd Statistics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Hol
dings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia California Intermediate Municipal Bond Fund
Class S / NCMDX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of October 2, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 4 (a)	0.48% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key F
und
Sta
ti
stics
Fund net assets	$ 318,923,886
Total number of portfolio holdings	243
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
T
op H
oldings
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
Southern California Public Power Authority 04/01/2055 5.000%	2.0%
California State Public Works Board 08/01/2036 5.000%	1.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.7%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.4%
Los Angeles Unified School District 07/01/2032 5.000%	1.3%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.2%
Los Angeles Department of Water & Power 07/01/2029 5.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia California Intermediate Municipal Bond Fund
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia California Intermediate Municipal Bond Fund | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.4%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	4.050%	2,060,000	2,060,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	500,000	500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.050%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	1,000,000	1,000,000
Total			4,560,000
Total Floating Rate Notes (Cost $4,560,000)			4,560,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 13.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(c)
Revenue Bonds
Series 2024B
07/01/2044	5.250%	5,000,000	5,401,013
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,112,535
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,646,013
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,613,699
05/15/2037	5.000%	840,000	908,582
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	349,521
05/15/2030	5.000%	500,000	527,268
County of Sacramento Airport System(c)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,253,989
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,799,498
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,122,040
07/01/2034	5.000%	1,000,000	1,066,419
Revenue Bonds
Series 2024
07/01/2032	5.000%	500,000	573,807
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,050,485
07/01/2034	5.000%	700,000	734,316
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,604,871
Subordinated Series 2020
07/01/2036	5.000%	495,000	519,845
07/01/2039	5.000%	400,000	416,763
Revenue Bonds
Subordinated Series 2021B
07/01/2026	5.000%	2,225,000	2,283,959
07/01/2039	4.000%	250,000	246,410
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,040,434
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,454,413
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	1,979,629
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,530,991
05/01/2039	5.000%	1,500,000	1,557,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019E
05/01/2037	5.000%	2,950,000	3,071,916
Total			42,865,809
Charter Schools 4.5%
California Enterprise Development Authority(d),(e)
Revenue Bonds
Rocklin Academy Project (The)
Series 2024
06/01/2034	5.000%	500,000	528,937
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	287,436
Series 2024
11/01/2034	5.000%	355,000	401,592
11/01/2035	5.000%	275,000	309,844
California School Finance Authority(d),(e)
Refunding Revenue Bonds
Alliance For College-Ready Public Schools Projects
Series 2024
07/01/2039	5.000%	250,000	266,598
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,392,999
08/01/2031	5.000%	850,000	857,450
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,426,005
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	318,114
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,015,895
Series 2018
08/01/2038	5.000%	1,000,000	1,022,483
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,256,613
Series 2017
07/01/2037	5.000%	3,090,000	3,146,028
Total			14,229,994
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 0.6%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	1,005,996
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	779,306
Total			1,785,302
Higher Education 7.7%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,530,173
04/01/2035	5.000%	2,000,000	2,058,792
Series 2018-A
12/01/2036	5.000%	1,000,000	1,036,327
Revenue Bonds
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	803,052
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	394,380
Biola University
Series 2017
10/01/2031	5.000%	540,000	559,748
10/01/2032	5.000%	615,000	636,718
10/01/2033	5.000%	625,000	646,309
10/01/2034	5.000%	570,000	588,544
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	233,314
10/01/2036	5.000%	250,000	258,808
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,898,208
04/01/2036	5.000%	1,120,000	1,192,056
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	750,000	747,259
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State University
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,128,990
Series 2024A
11/01/2042	5.000%	4,000,000	4,526,199
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,169,999
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,845,868
Series 2024BS
05/15/2038	5.000%	2,000,000	2,314,439
Total			24,569,183
Hospital 6.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,260,312
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,052,172
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	558,225
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,602,858
02/01/2034	5.000%	500,000	520,178
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,014,347
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	262,701
11/15/2035	5.000%	270,000	283,472
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,050,804
California Statewide Communities Development Authority
Refunding Revenue Bonds
John Muir Health
Series 2024A
12/01/2042	5.250%	1,000,000	1,129,426
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	440,993
08/01/2034	5.000%	650,000	673,335
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,151,386
California Statewide Communities Development Authority(b)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,552,311
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	518,769
01/01/2036	4.000%	1,000,000	1,000,377
Total			19,071,666
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,134,796
Joint Power Authority 1.7%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,540,284
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	4,036,561
Total			5,576,845
Local Appropriation 3.0%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,588,041
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,039,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2024H
12/01/2044	5.250%	2,480,000	2,832,663
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,481,576
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	909,471
06/01/2034	5.000%	775,000	827,434
Total			9,678,523
Local General Obligation 9.8%
Bellevue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	486,471
08/01/2031	0.000%	615,000	492,118
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,103,201
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,057,069
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	513,239
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	633,700
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,049,959
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,243,286
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainable Bonds
Series 2024-QRR
07/01/2031	5.000%	1,000,000	1,149,746
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,871,112
Mount San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2018
Series 2024D
08/01/2041	5.000%	1,000,000	1,138,949
08/01/2042	5.000%	1,800,000	2,041,280
Napa Valley Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,610,386
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	659,616
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	767,603
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,004,663
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,039,008
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2012E
07/01/2032	0.000%	1,015,000	788,827
07/01/2034	0.000%	1,875,000	1,354,601
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2024
07/01/2041	5.000%	1,000,000	1,134,405
San Mateo County Community College District(f)
Unlimited General Obligation Bonds
Election of 2005
Series 2006A (NPFGC)
09/01/2026	0.000%	1,085,000	1,028,548
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	513,239
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,007,333
08/01/2032	5.000%	1,500,000	1,508,495
Total			31,196,854
Multi-Family 1.3%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,103,490	1,112,659
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2024
08/15/2039	5.000%	475,000	518,886
08/15/2040	5.000%	530,000	575,526
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	401,933
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	389,531
Series 2017
05/15/2032	5.000%	1,000,000	1,035,492
Total			4,034,027
Municipal Power 7.0%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,319,085
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,075,060
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	457,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,757,478
Series 2023D
07/01/2041	5.000%	6,000,000	6,739,303
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,249,671
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,851,586
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,064,932
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	1,000,000	1,119,062
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	566,942
08/15/2041	5.000%	400,000	450,533
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	1,797,993
Total			22,449,129
Other Bond Issue 0.9%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	403,871
09/01/2034	4.000%	600,000	604,859
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	353,007
02/01/2033	4.000%	500,000	503,602
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	639,724
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	356,453
Total			2,861,516
Ports 0.5%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	759,241
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	274,322
08/01/2037	5.000%	250,000	273,372
08/01/2038	5.000%	200,000	217,896
Total			1,524,831
Prep School 1.2%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2039	5.000%	300,000	339,469
06/01/2040	5.000%	400,000	450,502
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,380,207
09/01/2043	5.000%	1,400,000	1,539,427
Total			3,709,605
Prepaid Gas 7.2%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,079,663
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,157,679
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	3,000,000	3,171,969
12/01/2053	5.000%	1,000,000	1,059,250
Series 2022A-1 (Mandatory Put 08/01/28)
05/01/2053	4.000%	1,150,000	1,160,016
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Community Choice Financing Authority(e)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 09/01/32)
02/01/2055	5.000%	3,000,000	3,234,475
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,650,000	1,750,145
Series 2009C
11/01/2039	6.500%	2,350,000	2,993,112
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	6,035,000	6,414,420
Total			23,020,729
Refunded / Escrowed 5.2%
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,205,293
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	430,434
11/15/2030	5.000%	600,000	670,145
11/15/2032	5.000%	850,000	971,297
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	265,000	268,462
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,043,439
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,753,405
05/15/2037	5.000%	1,410,000	1,559,157
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,043,943
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Irvine Unified School District
Prerefunded 03/01/25 Special Tax Bonds
Series 2015
09/01/2031	5.000%	2,720,000	2,735,547
Total			16,681,122
Retirement Communities 2.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	314,653
07/01/2029	5.000%	300,000	304,346
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	528,008
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	492,243
10/01/2035	4.000%	1,000,000	978,933
PRS-California Obligated Group Projects
Series 2024
04/01/2030	5.000%	200,000	217,986
04/01/2031	5.000%	210,000	231,010
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	905,000	887,866
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2026	5.000%	1,000,000	1,011,463
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	154,125
Series 2021
04/01/2039	4.000%	750,000	725,511
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	305,823
07/01/2036	4.000%	430,000	437,881
Total			6,589,848
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,504,055
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	648,642
06/01/2036	5.000%	1,180,000	1,242,985
Total			3,395,682
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	419,919
06/01/2034	4.000%	250,000	252,571
Total			672,490
Special Property Tax 7.9%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	672,166
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	708,100
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,314,248
Special Assessment Refunding Bonds
Series 2019
09/02/2032	5.000%	340,000	364,413
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	843,670
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,070,416
10/01/2031	5.000%	1,640,000	1,685,591
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	519,532
05/01/2033	5.000%	1,000,000	1,038,850
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,247,693
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	1,000,000	1,005,716
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	359,970
09/01/2033	5.000%	730,000	782,601
09/01/2034	5.000%	500,000	534,639
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,451,370
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	930,626
10/01/2030	5.000%	350,000	365,465
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	990,000	1,007,321
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	284,985
08/01/2031	5.000%	355,000	367,530
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	693,649
08/01/2032	5.000%	580,000	600,046
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,887,534
08/01/2029	5.000%	1,000,000	1,014,265
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,217,252
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,322,966
Total			25,290,614
State Appropriated 4.4%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,252,254
Series 2024
09/01/2032	5.000%	1,000,000	1,138,321
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,563,059
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,743,992
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,251,344
Total			13,948,970
State General Obligation 3.3%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,390,838
04/01/2031	5.000%	1,000,000	1,084,352
Series 2024
08/01/2044	5.250%	4,100,000	4,674,033
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,122,448
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,307,002
Total			10,578,673
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.6%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2032	5.000%	250,000	267,917
06/01/2033	5.000%	250,000	267,609
06/01/2034	4.000%	200,000	203,598
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,313,592
Total			2,052,716
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	343,396
10/01/2037	5.000%	300,000	325,557
Total			668,953
Turnpike / Bridge / Toll Road 1.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,035,088
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,676,277
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	380,726
Total			6,092,091
Water & Sewer 5.2%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2035	5.000%	830,000	866,428
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,636,636
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	713,753
11/15/2026	5.000%	1,000,000	1,021,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	939,117
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,798,843
Series 2023A
07/01/2040	5.000%	500,000	566,541
Metropolitan Water District of Southern California
Refunding Revenue Bonds
Series 2024C
04/01/2041	5.000%	1,115,000	1,268,243
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,023,982
San Diego Public Facilities Financing Authority
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	572,288
05/15/2041	5.000%	750,000	853,634
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,487,317
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	588,786
02/01/2036	4.000%	1,325,000	1,339,379
Total			16,676,562
Total Municipal Bonds (Cost $312,118,331)			310,356,530

Municipal Short Term 1.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 1.3%
California Municipal Finance Authority(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/25)
07/01/2041	3.810%	1,250,000	1,248,429
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2024
10/01/2045	3.950%	3,000,000	2,998,797
Total			4,247,226
Total Municipal Short Term (Cost $4,250,000)			4,247,226

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.187%(h)	130,519	130,532
Total Money Market Funds (Cost $130,519)		130,532
Total Investments in Securities (Cost: $321,058,850)		319,294,288
Other Assets & Liabilities, Net		(370,402)
Net Assets		318,923,886
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $16,304,708, which represents 5.11% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(h)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,560,000	—	4,560,000
Municipal Bonds	—	310,356,530	—	310,356,530
Municipal Short Term	—	4,247,226	—	4,247,226
Money Market Funds	130,532	—	—	130,532
Total Investments in Securities	130,532	319,163,756	—	319,294,288
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $321,058,850)	$319,294,288
Cash	1,129
Receivable for:
Capital shares sold	704,667
Dividends	1,776
Interest	3,959,161
Expense reimbursement due from Investment Manager	856
Prepaid expenses	6,008
Other assets	16,644
Total assets	323,984,529
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	4,034,497
Capital shares redeemed	148,370
Distributions to shareholders	725,529
Management services fees	4,080
Distribution and/or service fees	221
Transfer agent fees	13,126
Compensation of chief compliance officer	25
Compensation of board members	741
Other expenses	21,650
Deferred compensation of board members	112,404
Total liabilities	5,060,643
Net assets applicable to outstanding capital stock	$318,923,886
Represented by
Paid in capital	333,561,793
Total distributable earnings (loss)	(14,637,907)
Total - representing net assets applicable to outstanding capital stock	$318,923,886
Class A
Net assets	$32,464,460
Shares outstanding	3,316,701
Net asset value per share	$9.79
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.09
Advisor Class
Net assets	$12,914,469
Shares outstanding	1,323,296
Net asset value per share	$9.76
Institutional Class
Net assets	$146,827,661
Shares outstanding	15,023,258
Net asset value per share	$9.77
Institutional 2 Class
Net assets	$6,760,996
Shares outstanding	694,441
Net asset value per share	$9.74
Institutional 3 Class
Net assets	$108,738,699
Shares outstanding	11,136,218
Net asset value per share	$9.76
Class S
Net assets	$11,217,601
Shares outstanding	1,147,758
Net asset value per share	$9.77
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$42,942
Interest	4,677,960
Total income	4,720,902
Expenses:
Management services fees	691,685
Distribution and/or service fees
Class A	40,183
Transfer agent fees
Class A	11,037
Advisor Class	4,411
Institutional Class	52,975
Institutional 2 Class	2,102
Institutional 3 Class	2,366
Class S	552
Custodian fees	987
Printing and postage fees	8,993
Registration fees	7,909
Accounting services fees	15,901
Legal fees	6,603
Interest on interfund lending	66
Compensation of chief compliance officer	25
Compensation of board members	6,932
Deferred compensation of board members	9,336
Other	9,755
Total expenses	871,818
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(152,148)
Expense reduction	(20)
Total net expenses	719,650
Net investment income	4,001,252
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(176,293)
Net realized loss	(176,293)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	808,126
Net change in unrealized appreciation (depreciation)	808,126
Net realized and unrealized gain	631,833
Net increase in net assets resulting from operations	$4,633,085
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$4,001,252	$7,935,314
Net realized loss	(176,293)	(1,592,738)
Net change in unrealized appreciation (depreciation)	808,126	(752,281)
Net increase in net assets resulting from operations	4,633,085	5,590,295
Distributions to shareholders
Net investment income and net realized gains
Class A	(399,785)	(873,674)
Advisor Class	(175,772)	(343,274)
Class C	—	(40,848)
Institutional Class	(2,111,716)	(3,987,695)
Institutional 2 Class	(102,037)	(254,711)
Institutional 3 Class	(1,213,506)	(2,388,239)
Class S	(23,521)	—
Total distributions to shareholders	(4,026,337)	(7,888,441)
Increase (decrease) in net assets from capital stock activity	40,757,909	(33,855,804)
Total increase (decrease) in net assets	41,364,657	(36,153,950)
Net assets at beginning of period	277,559,229	313,713,179
Net assets at end of period	$318,923,886	$277,559,229
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	321,137	3,168,989	1,246,404	12,145,689
Distributions reinvested	37,508	368,133	83,290	810,458
Shares redeemed	(335,887)	(3,306,297)	(2,495,941)	(24,008,550)
Net increase (decrease)	22,758	230,825	(1,166,247)	(11,052,403)
Advisor Class
Shares sold	103,078	1,010,216	280,713	2,744,464
Distributions reinvested	17,921	175,425	35,290	342,914
Shares redeemed	(197,266)	(1,928,311)	(123,653)	(1,194,502)
Net increase (decrease)	(76,267)	(742,670)	192,350	1,892,876
Class C
Shares sold	—	—	35,755	352,215
Distributions reinvested	—	—	3,662	35,632
Shares redeemed	—	—	(364,588)	(3,561,970)
Net decrease	—	—	(325,171)	(3,174,123)
Institutional Class
Shares sold	1,675,686	16,438,911	4,351,712	42,189,058
Distributions reinvested	198,359	1,943,842	378,308	3,679,754
Shares redeemed	(2,186,819)	(21,562,201)	(4,271,275)	(41,287,790)
Net increase (decrease)	(312,774)	(3,179,448)	458,745	4,581,022
Institutional 2 Class
Shares sold	39,753	390,499	432,453	4,226,334
Distributions reinvested	10,391	101,410	26,181	253,435
Shares redeemed	(175,223)	(1,719,582)	(512,601)	(4,905,336)
Net decrease	(125,079)	(1,227,673)	(53,967)	(425,567)
Institutional 3 Class
Shares sold	4,295,728	42,313,672	457,945	4,434,689
Distributions reinvested	29,235	287,000	18,894	183,616
Shares redeemed	(845,354)	(8,295,361)	(3,116,248)	(30,295,914)
Net increase (decrease)	3,479,609	34,305,311	(2,639,409)	(25,677,609)
Class S
Shares sold	1,227,398	12,150,204	—	—
Distributions reinvested	2,403	23,478	—	—
Shares redeemed	(82,043)	(802,118)	—	—
Net increase	1,147,758	11,371,564	—	—
Total net increase (decrease)	4,136,005	40,757,909	(3,533,699)	(33,855,804)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2024 (Unaudited)	$9.75	0.12	0.04	0.16	(0.12)	(0.12)
Year Ended 4/30/2024	$9.81	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2023	$9.77	0.23	0.04	0.27	(0.23)	(0.23)
Year Ended 4/30/2022	$10.71	0.21	(0.94)	(0.73)	(0.21)	(0.21)
Year Ended 4/30/2021	$10.24	0.22	0.47	0.69	(0.22)	(0.22)
Year Ended 4/30/2020	$10.46	0.24	(0.22)	0.02	(0.24)	(0.24)
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$9.73	0.13	0.03	0.16	(0.13)	(0.13)
Year Ended 4/30/2024	$9.78	0.26	(0.05)	0.21	(0.26)	(0.26)
Year Ended 4/30/2023	$9.75	0.25	0.03	0.28	(0.25)	(0.25)
Year Ended 4/30/2022	$10.68	0.23	(0.93)	(0.70)	(0.23)	(0.23)
Year Ended 4/30/2021	$10.21	0.25	0.47	0.72	(0.25)	(0.25)
Year Ended 4/30/2020	$10.43	0.27	(0.22)	0.05	(0.27)	(0.27)
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$9.74	0.13	0.04	0.17	(0.14)	(0.14)
Year Ended 4/30/2024	$9.79	0.26	(0.05)	0.21	(0.26)	(0.26)
Year Ended 4/30/2023	$9.75	0.25	0.04	0.29	(0.25)	(0.25)
Year Ended 4/30/2022	$10.69	0.23	(0.94)	(0.71)	(0.23)	(0.23)
Year Ended 4/30/2021	$10.21	0.25	0.48	0.73	(0.25)	(0.25)
Year Ended 4/30/2020	$10.44	0.27	(0.23)	0.04	(0.27)	(0.27)
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.70	0.13	0.05	0.18	(0.14)	(0.14)
Year Ended 4/30/2024	$9.76	0.26	(0.06)	0.20	(0.26)	(0.26)
Year Ended 4/30/2023	$9.72	0.25	0.04	0.29	(0.25)	(0.25)
Year Ended 4/30/2022	$10.66	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Year Ended 4/30/2021	$10.18	0.26	0.48	0.74	(0.26)	(0.26)
Year Ended 4/30/2020	$10.41	0.27	(0.22)	0.05	(0.28)	(0.28)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2024 (Unaudited)	$9.79	1.67%	0.83% (c)	0.73% (c),(d)	2.46%	9%	$32,464
Year Ended 4/30/2024	$9.75	1.85%	0.84% (c)	0.73% (c),(d)	2.45%	12%	$32,130
Year Ended 4/30/2023	$9.81	2.76%	0.83% (c)	0.73% (c),(d)	2.31%	12%	$43,752
Year Ended 4/30/2022	$9.77	(6.96% )	0.85%	0.74% (d)	1.96%	8%	$44,427
Year Ended 4/30/2021	$10.71	6.80%	0.87%	0.75% (d)	2.09%	5%	$34,289
Year Ended 4/30/2020	$10.24	0.17%	0.86%	0.75% (d)	2.30%	6%	$31,402
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$9.76	1.70%	0.58% (c)	0.48% (c),(d)	2.71%	9%	$12,914
Year Ended 4/30/2024	$9.73	2.21%	0.59% (c)	0.48% (c),(d)	2.70%	12%	$13,612
Year Ended 4/30/2023	$9.78	2.92%	0.58% (c)	0.48% (c),(d)	2.63%	12%	$11,806
Year Ended 4/30/2022	$9.75	(6.65% )	0.60%	0.49% (d)	2.21%	8%	$1,707
Year Ended 4/30/2021	$10.68	7.08%	0.62%	0.50% (d)	2.34%	5%	$2,961
Year Ended 4/30/2020	$10.21	0.41%	0.61%	0.50% (d)	2.54%	6%	$2,354
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$9.77	1.70%	0.58% (c)	0.48% (c),(d)	2.71%	9%	$146,828
Year Ended 4/30/2024	$9.74	2.21%	0.59% (c)	0.48% (c),(d)	2.70%	12%	$149,369
Year Ended 4/30/2023	$9.79	3.02%	0.58% (c)	0.48% (c),(d)	2.52%	12%	$145,710
Year Ended 4/30/2022	$9.75	(6.74% )	0.60%	0.49% (d)	2.21%	8%	$347,070
Year Ended 4/30/2021	$10.69	7.18%	0.62%	0.50% (d)	2.34%	5%	$388,017
Year Ended 4/30/2020	$10.21	0.31%	0.61%	0.50% (d)	2.54%	6%	$382,665
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.74	1.81%	0.57% (c)	0.47% (c)	2.72%	9%	$6,761
Year Ended 4/30/2024	$9.70	2.12%	0.57% (c)	0.47% (c)	2.72%	12%	$7,951
Year Ended 4/30/2023	$9.76	3.03%	0.56% (c)	0.46% (c)	2.58%	12%	$8,524
Year Ended 4/30/2022	$9.72	(6.72% )	0.55%	0.44%	2.25%	8%	$8,777
Year Ended 4/30/2021	$10.66	7.26%	0.56%	0.44%	2.40%	5%	$13,265
Year Ended 4/30/2020	$10.18	0.37%	0.55%	0.44%	2.60%	6%	$10,846
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.73	0.14	0.03	0.17	(0.14)	(0.14)
Year Ended 4/30/2024	$9.78	0.27	(0.05)	0.22	(0.27)	(0.27)
Year Ended 4/30/2023	$9.74	0.26	0.04	0.30	(0.26)	(0.26)
Year Ended 4/30/2022	$10.68	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Year Ended 4/30/2021	$10.21	0.26	0.47	0.73	(0.26)	(0.26)
Year Ended 4/30/2020	$10.43	0.28	(0.22)	0.06	(0.28)	(0.28)
Class S
Six Months Ended 10/31/2024 (Unaudited)(e)	$9.93	0.02	(0.16)(f)	(0.14)	(0.02)	(0.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$9.76	1.73%	0.52% (c)	0.42% (c)	2.78%	9%	$108,739
Year Ended 4/30/2024	$9.73	2.28%	0.52% (c)	0.42% (c)	2.76%	12%	$74,497
Year Ended 4/30/2023	$9.78	3.09%	0.52% (c)	0.42% (c)	2.68%	12%	$100,733
Year Ended 4/30/2022	$9.74	(6.66% )	0.50%	0.39%	2.31%	8%	$6,708
Year Ended 4/30/2021	$10.68	7.19%	0.51%	0.39%	2.45%	5%	$5,348
Year Ended 4/30/2020	$10.21	0.52%	0.50%	0.39%	2.64%	6%	$5,307
Class S
Six Months Ended 10/31/2024 (Unaudited)(e)	$9.77	(1.41% )	0.59%	0.48%	3.15%	9%	$11,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2024 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	5,221

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2025 (%)
Class A	0.73
Advisor Class	0.48
Institutional Class	0.48
Institutional 2 Class	0.47
Institutional 3 Class	0.42
Class S	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
321,059,000	2,312,000	(4,077,000)	(1,765,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,259,899)	(7,341,566)	(12,601,465)

Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,217,513 and $25,423,523, respectively, for the six months ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	5.91	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2024.
Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,

Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2024, one unaffiliated shareholder of record owned 23.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia California Intermediate Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia California Intermediate Municipal Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia California Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia California Intermediate Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia California Intermediate Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia California Intermediate Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia California Intermediate Municipal Bond Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia California Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR122_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024